Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,946,000.00
Previously Paid Amount	0.00
Total Fee Amount	268.74
Total Offset Amount	0.00
Net Fee	268.74
Narrative - Max Aggregate Offering Price	$ 1,946,000.00
Final Prospectus	true